Note 9 - Related Party Transactions and Balances (Details Textual) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Key management personnel compensation	$ 113,280	$ 160,360	$ 157,870
Current payables to related parties		$ 138,426